BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS (Details 5) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Dec. 31, 2013 USD ($)	Dec. 31, 2012 RUB
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Cash consideration for acquisition of the entity	$ 116.7	6,567.0	2,481.0
ASSETS:
Goodwill	$ 158.6	8,920.0	2,915.0	$ 51.8	750.0